Mining rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about mining rights [line items]
Beginning of the year	¥ 1,511,186	¥ 1,646,271
Movement:
Addition	66,319	0
Impairment charge for the year	0	(135,085)
End of the year	1,577,505	1,511,186
Cost [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	2,406,567	2,406,567
Movement:
End of the year	2,472,886	2,406,567
Accumulated impairment losses [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	(895,381)	(760,296)
Movement:
End of the year	¥ (895,381)	¥ (895,381)